Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following presents our supplemental cash flow information:

	For the fiscal years ended
	December 31, 2011	December 25, 2010	December 26, 2009
	(In millions)
Cash paid for interest	$102.3	$87.0	$76.0
Cash paid for taxes	$62.7	$38.4	$50.9
Receipt of note upon sale of property	$—	$5.3	$—
Issuance of restricted stock, net of forfeitures	$9.3	$9.8	$8.9
Issuance of performance shares, net of forfeitures	$7.0	$7.4	$14.1

Allowance for Credit Losses on Financing Receivables
A rollforward of the allowance for the year ended December 31, 2011, is as follows (in millions):

Balance at December 26, 2009	$10.1
Additions charged to expense, net of recoveries	5.4
Write-offs	(6.2)
Foreign currency and other adjustments	(0.2)
Balance at December 25, 2010	$9.1
Additions charged to expense, net of recoveries	4.1
Write-offs	(7.2)
Foreign currency and other adjustments	0.2
Balance at December 31, 2011	$6.2